Description of Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Operations [Text Block]
(1)	Description of Business

Lipocine Inc. (“Lipocine” or the “Company”) is engaged in research and development for the delivery of drugs using its proprietary delivery technology. The Company’s principal operation is to provide oral delivery solutions for existing drugs. Lipocine develops its own drug candidates or it develops drug candidates on behalf of or in collaboration with corporate partners. The Company has funded operating costs primarily through collaborative license, milestone and research arrangements, through federal grants and through the sale of equity securities. The Company is incorporated under the laws of the State of Delaware.